Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
Property and Equipment

Note 3 — Property and Equipment

Through a series of asset sales in 2012, the Company received $0.43 million for the equipment sold. As a result of these sales, we disposed of substantially all property and equipment in 2012.